Lessor Accounting (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Total minimum lease payments receivable	¥ 337,265	¥ 360,146
Unguaranteed residual values	11,459	13,070
Executory costs
Unearned income	(29,541)	(33,338)
Aggregated net investment in finance leases	319,183	339,878
Less allowance for credit losses	(3,068)	(2,627)	¥ (2,675)
Total	316,115	337,251
Less current portion	(108,837)	(113,892)
Total	¥ 207,278	¥ 223,359